Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax [line items]
Reversal of previously recognized differences	$ (12,415)	$ (16,521)
Total deferred income tax recovery from operations	2,131	(9,210)
Income tax expense (recovery)	(2,475)	(9,066)
Current income tax expense [member]
Income tax [line items]
Current income tax expense related	(4,606)	144
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	14,546	7,311
Reversal of previously recognized differences	(12,415)	(16,521)
Total deferred income tax recovery from operations	$ 2,131	$ (9,210)